Additional Notes - Summary of Changes in Impairment Losses for Credit Risk (Details) - Credit risk [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment losses [Line Items]
Impairment loss on financial asset	€ (1,111)	€ (1,045)	€ (1,425)
Unused Amounts Reversed	1,045	1,425
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(1,111)	(1,045)
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	0	0
General impairment model [member] | Stage 1 [member]
Impairment losses [Line Items]
Impairment loss on financial asset	(697)	(685)	(1,001)
Unused Amounts Reversed	685	1,001
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(697)	(685)
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	0	0
General impairment model [member] | Stage 2 [member]
Impairment losses [Line Items]
Impairment loss on financial asset	0	0	0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	0	0
General impairment model [member] | Stage 3 [member]
Impairment losses [Line Items]
Impairment loss on financial asset	0	0	0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	0	0
Simplified impairment model [member] | Stage 2 [member]
Impairment losses [Line Items]
Impairment loss on financial asset	(414)	(360)	(424)
Unused Amounts Reversed	360	424
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(414)	(360)
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	0	0
Simplified impairment model [member] | Stage 3 [member]
Impairment losses [Line Items]
Impairment loss on financial asset	0	0	€ 0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Increase (Decrease) in impairment stages	0	0
Amounts written off during the Year as uncollectible	€ 0	€ 0